Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Summary of Loans Receivable, Net

Loans receivable, net is comprised of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Loans receivable, current portion
Franchisees	191,687,640	308,016,920	48,334,576
Third parties	48,556,989	45,216,904	7,095,519
Less: bad debt provision	(18,000,000)	(105,703,244)	(16,587,145)
Total	222,244,629	247,530,580	38,842,950

Loans receivable, non-current portion
Franchisees	121,460,977	294,150,438	46,158,623
Third parties	24,243,011	9,000,000	1,412,296
Less: bad debt provision	—	(12,182,758)	(1,911,741)
Total	145,703,988	290,967,680	45,659,178

Schedule of aging of past-due loans receivables

The following table presents the aging of past-due gross loans receivable as of December 31, 2020 and 2021:

7 to 12
	1 to 3 months	4 to 6 months	months past	Over 1 year
	past due	past due	due	past due	Total
	RMB	RMB	RMB		RMB

December 31, 2020	37,251,907	51,957,304	6,673,574	15,000,000	110,882,786

			7 to 12
	1 to 3 months	4 to 6 months	months past	Over 1 year
	past due	past due	due	past due	Total
	RMB	RMB	RMB		RMB

December 31, 2021	42,412,387	25,028,613	33,136,695	39,751,902	140,329,597
December 31, 2021 (USD)	6,655,429	3,927,535	5,199,871	6,237,941	22,020,776

Schedule of movement of allowance for loans receivable

	2020	2021
	RMB	RMB	USD
Balance of the beginning of the year	15,000,000	18,000,000	2,824,593
Provision	3,000,000	99,886,003	15,674,293
Balance of the end of the year	18,000,000	117,886,003	18,498,886
Evaluated for impairment on an individual basis	18,000,000	117,886,003	18,498,886